Average Annual Total Returns			24 Months Ended	72 Months Ended	132 Months Ended
		Jul. 25, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000® Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			23.81%	13.86%	12.55%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Russell 1000® Growth Index*(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[1]		33.36%	18.96%	16.78%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	Russell 2000® Growth Index*(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			15.15% [3]	6.86% [2]	8.09% [2]
Russell 3000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[4]	Russell 3000® Growth Index*(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[4]		32.46%	18.25%	16.22%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[5]	Russell 1000® Index*(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[5]		24.51%	14.28%	12.87%
Bloomberg Universal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Universal Bond Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			2.04%	0.06%	1.73%
ICE BofA US High Yield® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[6]	ICE BofA US High Yield Index*(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[6]		8.27%	4.08%	5.10%
FTSE Global All Cap ex US Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		FTSE Global All Cap ex US Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			5.86%	4.73%	5.44%
FTSE All-World ex US Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[7]	FTSE All-World ex US Index*(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[7]		6.13%	4.85%	5.49%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[8]	Russell Midcap® Growth Index*(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[9]		22.10%	11.47%	11.54%
Buffalo Blue Chip Growth Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			28.87%	15.84%	14.48%
Buffalo Blue Chip Growth Fund Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			27.82%	14.29%	13.08%
Buffalo Blue Chip Growth Fund Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			17.88%	12.50%	11.72%
Buffalo Blue Chip Growth Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			29.03%	15.99%	14.65%
Buffalo Early Stage Growth Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			7.52%	5.41%	7.92%
Buffalo Early Stage Growth Fund Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			7.52%	3.84%	5.62%
Buffalo Early Stage Growth Fund Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.45%	4.07%	5.70%
Buffalo Early Stage Growth Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			7.53%	5.54%	8.07%
Buffalo Flexible Allocation Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			10.26%	9.38%	7.75%
Buffalo Flexible Allocation Fund Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			9.33%	8.33%	6.68%
Buffalo Flexible Allocation Fund Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			6.78%	7.27%	6.01%
Buffalo Flexible Allocation Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			10.43%	9.55%	7.90%
Buffalo Growth Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			25.19%	13.94%	12.90%
Buffalo Growth Fund Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			22.89%	12.21%	10.00%
Buffalo Growth Fund Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			16.62%	10.91%	9.61%
Buffalo Growth Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			25.33%	14.08%	13.06%
Buffalo Growth & Income Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			20.13%	13.18%	11.54%
Buffalo Growth & Income Fund Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			19.70%	12.72%	10.95%
Buffalo Growth & Income Fund Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			12.11%	10.47%	9.38%
Buffalo Growth & Income Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			20.34%	13.35%	11.71%
Buffalo High Yield Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			9.72%	5.95%	5.36%
Buffalo High Yield Fund Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			6.44%	3.23%	2.97%
Buffalo High Yield Fund Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			5.70%	3.42%	3.11%
Buffalo High Yield Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			9.89%	6.10%	5.51%
Buffalo International Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(1.88%)	5.04%	7.08%
Buffalo International Fund Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(1.92%)	4.93%	6.99%
Buffalo International Fund Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			(0.82%)	4.05%	5.86%
Buffalo International Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(1.75%)	5.19%	7.24%
Buffalo Mid Cap Discovery Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			5.44%	6.96%	9.19%
Buffalo Mid Cap Discovery Fund Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			3.27%	4.80%	7.11%
Buffalo Mid Cap Discovery Fund Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.93%	5.12%	6.96%
Buffalo Mid Cap Discovery Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			5.56%	7.11%	9.35%
Buffalo Mid Cap Growth Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			6.79%	8.53%	8.72%
Buffalo Mid Cap Growth Fund Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			5.24%	6.70%	6.39%
Buffalo Mid Cap Growth Fund Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			5.26%	6.54%	6.43%
Buffalo Mid Cap Growth Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			6.86%	8.67%	8.87%
Buffalo Small Cap Growth Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			5.38%	6.29%	8.80%
Buffalo Small Cap Growth Fund Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			5.38%	4.91%	4.98%
Buffalo Small Cap Growth Fund Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.19%	4.76%	5.82%
Buffalo Small Cap Growth Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			5.41%	6.42%	8.94%

[1]	A secondary performance benchmark is provided to show how the Fund’s performance compares with the returns of an index that is more appropriate given the holdings of the Fund.
[2]	A secondary performance benchmark is provided to show how the Fund’s performance compares with the returns of an index that is more appropriate given the holdings of the Fund.
[3]	A secondary performance benchmark is provided to show how the Fund’s performance compares with the returns of an index that is more appropriate given the holdings of the Fund.
[4]	A secondary performance benchmark is provided to show how the Fund’s performance compares with the returns of an index that is more appropriate given the holdings of the Fund.
[5]	A secondary performance benchmark is provided to show how the Fund’s performance compares with the returns of an index that is more appropriate given the holdings of the Fund.
[6]	A secondary performance benchmark is provided to show how the Fund’s performance compares with the returns of an index that is more appropriate given the holdings of the Fund.
[7]	A secondary performance benchmark is provided to show how the Fund’s performance compares with the returns of an index that is more appropriate given the holdings of the Fund.
[8]	A secondary performance benchmark is provided to show how the Fund’s performance compares with the returns of an index that is more appropriate given the holdings of the Fund.
[9]	A secondary performance benchmark is provided to show how the Fund’s performance compares with the returns of an index that is more appropriate given the holdings of the Fund.